INCOME TAXES - Schedule of Unrecognized Tax Benefit (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of period	$ 856	$ 0
Tax positions reversed in current year	(162)	0
Tax positions taken in current year	848	856
Accrued interest	51	0
Balance at end of period	$ 1,593	$ 856